List Of Consolidated Entities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
List Of Consolidated Entities
33. List of consolidated entities

Share of capital in%	December 31, 2020	December 31, 2021
Holding
Sportradar Group AG, Switzerland
Subsidiaries
Sportradar AG, Switzerland	99.99%	99.99%
▶ DataCentric Corporation, Philippines	100%	100%
▶ Sport Data AG, Switzerland	100%	100%
▶ Sportradar AB, Sweden	100%	100%
▶ Sportradar Americas Inc, USA	100%	100%
▶ Sportradar Solutions LLC, USA	100%	100%
▶ Sportradar US LLC, USA	93%	93%
▶ MOCAP Analytics Inc., USA	100%	100%
▶ Sportradar AS, Norway	100%	100%
▶ Sportradar Australia Pty Ltd, Australia	100%	100%
▶ Sportradar Germany GmbH, Germany	100%	100%
▶ Sportradar GmbH, Germany	100%	100%
▶ Sportradar GmbH, Austria	100%	100%
▶ Sportradar informaticijske tehnologije d.o.o., Slovenia	100%	100%
▶ Sportradar Latam S.A., Uruguay	100%	100%
▶ Sportradar Malta Limited, Malta	100%	100%
▶ Sportradar Managed Trading Services Limited, Gibraltar	100%	100%
▶ Sportradar OÜ, Estonia	100%	100%
▶ Sportradar Polska sp. z o.o., Poland	100%	100%
▶ Sportradar Singapore Pte.Ltd, Singapore	100%	100%
▶ Sportradar UK Ltd, UK	100%	100%
▶ Sportradar Virtual Gaming GmbH, Germany	100%	100%
▶ Sportradar SA (PTY) LTD, South Africa	100%	100%
▶ Sportradar Media Services GmbH, Austria	100%	100%
▶ Optima Information services S.L.U., Spain	100%	100%
▶ Optima research & development S.L.U., Spain	100%	100%
▶ Optima BEG d.o.o., Serbia	100%	100%
▶ Optima Gaming U.S.Ltd, USA	100%	100%
▶ Optima Gaming Operations U.S.Ltd, USA	100%	100%
▶ Sportradar Data Technologies India LLP, India	100%	100%
▶ Interact Sport Pty, Australia		100%
▶ Interact Sport Pty, UK		100%
▶ Atrium Sports, Inc. , USA		100%
▶ Atrium Sports Ltd , UK		100%
▶ Atrium Sports Pty Ltd , Australia		100%
▶ Synergy Sports Technology LLC , USA		100%
▶ Keemotion Group Inc., USA		100%
▶ Synergy Sports, SRL, Belgium		100%
▶ Keemotion LLC, USA		100%
▶ Synergy Sports Lab, Switzerland		100%
▶ Sportradar Slovakia s.r.o.		100%
Sportradar Capital Sarl SPA, Luxembourg	100%	100%
Sportradar Jersey Holding Ltd, UK	100%	100%

Share of capital in%	December 31, 2020	December 31, 2021
Sportradar Management Ltd, UK	100%	100%
▶ Fresh Eight Ltd., UK		100%
Slam InvestCo S.à r.l., Luxembourg		100%
Sportradar Holding AG, Switzerland		100%
Associated companies that are accounted for under the equity method
▶ Nsoft d.o.o, Bosnia and Herzegovina	40%	40%
▶ Bayes Esports Solutions GmbH, Germany	42.58%	42.58%
▶ SportTech AG, Switzerland		49%